Net sales (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of Net Sales
Net sales by sales channels:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2025	2024	2025	2024

Wholesale	441.0	358.2	890.6	675.9
Direct-to-Consumer	308.3	209.4	585.2	399.9
Net sales	749.2	567.7	1,475.8	1,075.9

Net sales by product groups:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2025	2024	2025	2024

Shoes	704.9	542.5	1,385.8	1,027.1
Apparel	36.7	21.9	74.8	41.6
Accessories	7.7	3.3	15.2	7.1
Net sales	749.2	567.7	1,475.8	1,075.9
Net sales by geographic regions (based on the location of the customers):

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2025	2024	2025	2024

Americas	432.3	370.0	869.7	699.7
Europe, Middle East and Africa ("EMEA")	197.8	138.4	366.4	264.6
Asia-Pacific ("APAC")	119.2	59.2	239.7	111.6
Net sales	749.2	567.7	1,475.8	1,075.9